SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of geographic information for long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 460,476	$ 527,720
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	407,386	447,703
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	31,127	46,827
European union countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 21,963	$ 33,190